Restricted Net Assets - Additional Information (Detail) - CNY (¥)	Dec. 31, 2018	Dec. 31, 2017
Receivables [Abstract]
Amount of restricted net assets for consolidated and unconsolidated subsidiaries	¥ 18,750	¥ 13,750